Leases and Commitments - Lease term and discount rate (Details)	Mar. 31, 2023	Dec. 31, 2022
Leases and Commitments
Weighted average remaining lease term	1 year 10 months 9 days	1 year 10 months 6 days
Weighted average discount rate	5.00%	5.00%